Provisions - Movement in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in provisions [Abstract]
Provisions for employee benefits, opening balance	$ 300	$ 234
Additions	355	247
Utilisations	(214)	(171)
Exchange differences	29	(10)
Provisions for employee benefits, closing balance	$ 470	$ 300